Employee benefits (Details 16) - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2018	Mar. 31, 2017
Corporate bonds [member]
Weighted-average asset allocation [Line Items]
Percentage of Weighted average asset allocation	51.00%	51.00%
Others [Member]
Weighted-average asset allocation [Line Items]
Percentage of Weighted average asset allocation	49.00%	49.00%